INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES.
Schedule of Inventory, Current

	December 31,
	2023	2022
Components, spare parts	8,973	7,543
Work-in-progress	512	283
Finished goods – own manufactured products	2,115	1,514
Finished goods – distribution products	4,775	3,702
Total gross inventories	16,375	13,042
Less: allowance for slow-moving inventory and net realizable value	(1,263)	(1,262)
Total	15,112	11,780